Subsequent Events	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Subsequent Events
29)   SUBSEQUENT EVENTS

On March 22, 2024, Cemex, S.A.B. de C.V. held its ordinary general shareholders’ meeting. The most significant items approved by shareholders at the ordinary general shareholders’ meeting were: (a) the payment of a cash dividend for a total amount of $120 in four equal installments (June 2024, September 2024, December 2024 and March 2025); (b) setting the amount of $500 or its equivalent in Mexican Pesos as the maximum amount of resources that during fiscal year 2024 (until the next ordinary general shareholders’ meeting of Cemex, S.A.B. de C.V. is held), Cemex, S.A.B. de C.V. may use this amount for the acquisition of its own shares or securities that represent such shares); and (c) the appointment of the members of the Board of Directors, the Audit Committee, the Corporate Practices and the Finance Committee and the Sustainability Committee of Cemex, S.A.B. de C.V.
On February 16, 2024, Cemex, S.A.B. de C.V. closed the reopening and placement of Ps5,500 of its 2023 CEBURES (note 17.1). The reopening consists of two tranches: the first, for Ps 2,000 maturing on October 1, 2026 at a floating annual interest rate of TIIE 28 plus 0.45%, and the second, for Ps 3,500 maturing on September 26, 2030 at a fixed annual interest rate of 11.48%. They were respectively issued at a price of 100.862623 and 108.225627. In connection with this reopening, Cemex negotiated cross currency swap derivative instruments to synthetically change the financial risks profile of these issuances from the Peso to the Dollar. Cemex intends to use the proceeds to repay other indebtedness.
On February 26, 2024, in connection with the tax proceeding in Spain derived from a tax audit process covering the tax years 2010 to 2014 described in note 20.4, and for which Cemex accrued a provision in Euro equivalent to $117 as of December 31, 2023, Cemex España received the provisional assessment corresponding to the TEAC ruling for a total equivalent to $66, including the amount of income tax plus interest and penalty, under the condition that Cemex España does not appeal the Provisional Assessment and pays or requests for a postponement of the payment over the required amounts. Cemex decided not to appeal the amount and requested a postponement of the penalty to the Spanish Tax Authorities.
On April 11, 2024, Cemex closed the refinancing of its Euro denominated sustainability-linked syndicated credit agreement under its 2023 Credit Agreement (note 17.1), extending the final maturity to 2029. The refinanced credit agreement consists of a €450
5-year
amortizing term loan, and a new €300
4-year
committed revolving credit facility. This represents a reduction of €50 in the term loan and an additional source of liquidity in the form of a revolver. The rest of the terms and conditions of the Euro denominated credit agreement are substantially the same as those of the 2023 Credit Agreement.
On April 25, 2024, Cemex Asia B.V. (“Cemex Asia”) entered into separate agreements with DACON Corporation, DMCI Holdings, Inc. and Semirara Mining & Power Corporation, (a) to have Cemex Asia divest a 100% equity interest in CASEC, which owns approximately 89.86% of CHP, which is listed on the Philippine Stock Exchange, Inc. CHP is the owner of Cemex’s main operating subsidiaries in the Philippines, APO and Solid, which are engaged in the production, sale, and distribution of cement and other buildings materials in the Philippines; (b) pursuant to which one of the buyers is acquiring a 100% interest in (i) ALQC and (ii) Island Quarry and Aggregates Corporation (“IQAC”). The final sale price of the divestitures is subject to customary purchase price adjustments, and in the case of the divestment of IQAC and ALQC, to our equity interest in ALQC and IQAC. Cemex expects to finalize this transaction before December 31, 2024, subject to the satisfaction of closing conditions, including, but not limited to, the approval by the Philippine Competition Commission and the fulfillment of any mandatory tender offer requirement by the purchasers to the shareholders of CHP, including the minority interest owned by third parties in CHP. The transaction, if closed, would represent the divestment of all of our operations and assets in the Philippines.